Incentive Unit Compensation (Tables)	12 Months Ended
Dec. 31, 2015
NGP Centennial Follow-On LLC (Follow-On)
Incentive Units
Schedule of incentive units activity

	Tier I	Tier II	Tier III	Tier IV	Tier V
Incentive units at December 31, 2014	—	—	—	—	—
Forfeited	(5,000)	(5,000)	(5,000)	(5,000)	(5,000)
Granted	919,000	919,000	919,000	919,000	919,000
Incentive units at December 31, 2015	914,000	914,000	914,000	914,000	914,000
Vested at December 31, 2015	121,197	121,197	—	—	—

Centennial Resource Development, LLC (Centennial HoldCo)
Incentive Units
Schedule of incentive units activity

	Tier I	Tier II	Tier III	Tier IV	Tier V
Incentive units at December 31, 2013	655,000	655,000	655,000	655,000	655,000
Forfeited	—	—	—	—	—
Granted	254,000	254,000	254,000	254,000	254,000
Incentive units at December 31, 2014	909,000	909,000	909,000	909,000	909,000
Forfeited	(6,000)	(6,000)	(6,000)	(6,000)	(6,000)
Granted	11,000	11,000	11,000	11,000	11,000
Incentive units at December 31, 2015	914,000	914,000	914,000	914,000	914,000
Vested at December 31, 2015	370,517	370,517	—	—	—

Centennial Resource Production, LLC (Centennial OpCo)
Incentive Units
Schedule of incentive units activity

	Tier I	Tier II	Tier III	Tier IV	Tier V
Incentive units at December 31, 2012	941,252	—	935,004	939,137	939,137
Forfeited	(4,557)	(1,519)	(4,557)	—	—
Settled	(132,322)	(132,322)	(132,322)	(136,681)	(136,681)
Granted	45,877	984,091	45,865	45,893	45,893
Incentive units at December 31, 2013	850,250	850,250	843,990	848,349	848,349
Forfeited	—	—	—	—	—
Settled	(866,159)	(866,159)	(843,990)	(848,349)	(848,349)
Granted	15,909	15,909	—	—	—
Incentive units at December 31, 2014	—	—	—	—	—